CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities	¥ 1,524,656	¥ 1,945,488
Non-current liabilities	12,610	148,174
Without recourse | VIE
Current liabilities | ¥	448,836	568,411
Non-current liabilities | ¥	¥ 8,637	¥ 109,290
Class A Ordinary shares
Ordinary shares, shares authorized	1,550,000,000	1,550,000,000
Ordinary shares, shares issued	246,496,859	287,355,642
Ordinary shares, shares outstanding	246,496,859	287,355,642
Class B Ordinary shares
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,446,778	18,145,605
Ordinary shares, shares outstanding	15,446,778	18,145,605